6. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2021
Notes
6. EXPLORATION AND EVALUATION ASSETS

6.EXPLORATION AND EVALUATION ASSETS

Morrison claims, Canada	2021	2020	2019

Balance, beginning of year	$24,880,659	$24,870,119	$24,864,119

Exploration and evaluation costs
Additions
Environmental
Geological and geophysical	-	10,540	-
Scoping/Feasibility study
Sub-contracts and labour	-	-	6,000

Total Exploration and evaluation costs for the year	$-	$10,540	$6,000

Balance, end of year	$24,880,659	$24,880,659	$24,870,119